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                UNITED STATES                             OMB APPROVAL
                                                 -------------------------------
      SECURITIES AND EXCHANGE COMMISSION         OMB Number:         3235-0456
            Washington, D.C. 20549               Expires:      August 31, 2000
                                                 Estimated average burden
                                                 hours per response..........1
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                  FORM 24F-2
       ANNUAL NOTICE OF SECURITIES SOLD
            PURSUANT TO RULE 24F-2

 Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer:

             Mitchell Hutchins Series Trust
             (formerly PaineWebber Series Trust)
             1285 Avenue of the Americas
             New York, NY 10019

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      2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|


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      3.   Investment Company Act File Number:

                  811-4919

             Securities Act File Number:

                  33-10438


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      4(a). Last day of fiscal year for which this Form is filed:

                  December 31, 1997

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      4(b).  /_/    Check box if this Form is being filed late (i.e., more than
                    90 calendar days after the end of the issuer's fiscal year).
                    (See Instruction A.2)

      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


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      4(c)  /_/     Check box if this is the last time the  issuer  will be
                    filing this Form.


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        5. Calculation of registration fee:

           (i)    Aggregate sale price of securities sold                                         $                0
                  during the fiscal year pursuant to                                              ------------------
                  section 24(f) (NOTE:  Sales to unit
                  investment trusts excluded under
                  Instruction C.3):


           (ii)   Aggregate price of securities redeemed
                  or repurchased during the fiscal year                         $               0
                  (NOTE:  Redemptions from unit                                 -----------------
                  investment trusts excluded under
                  Instruction C.3):


           (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 1, 1995 that were  not  previously  used to reduce registration fees
                  payable to the Commission:                                    $               0
                                                                                -----------------

           (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:                - $              0
                                                                                                  ------------------


           (v)    Net sales - if item 5(i) is greater
                  than Item 5(iv) [subtract item 5(iv)                                              $              0
                  from Item 5(i)]:                                                                ------------------


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           (vi)   Redemption credits available for use in
                  future years  -- if Item 5(i) is less                         $(             0)
                  than Item 5(iv) [subtract Item 5(iv)                          -----------------
                  from Item 5(i)]:

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           (vii)  Multiplier for determining registration
                  fee (See Instruction C.9):                                                      = $      0.000295
                                                                                                  -----------------

           (viii) Registration  fee due  [multiply  Item 5(v) by Item  5(vii)]
                  (enter "0" if no fee is due):                                                   = $              0
                                                                                                  ------------------

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        6.     Prepaid Shares

               If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
               Act of 1933  pursuant to rule 24e-2 as in effect  before  October
               11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 2,099,132.

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       7.      Interest  due - if this  Form is being  filed  more  than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                                                  + $             0
                                                                                                  -----------------







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        8.     Total of the amount of the registration fee due plus any
               interest due   [line 5(viii) plus line 7]:

                                                                                                  = $             0
                                                                                                  =================

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        9.     Date the registration fee and any  interest  payment  was sent to the Commission's lockbox depository:

                         Method of Delivery:

                                          /_/      Wire Transfer

                                          /_/      Mail or other means


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                                                    SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ann E. Moran
                           -------------------------------------
                           Ann E. Moran
                           -------------------------------------
                           Vice President and Assistant Treasurer
                           -------------------------------------


Date:    March 12, 1998

  *Please print the name and title of the signing officer below the signature.